Jun. 24, 2016
MainStay Money Market Fund (Prospectus Summary) | MainStay Money Market Fund
MainStay Money Market Fund

THE MAINSTAY FUNDS

MainStay Money Market Fund

Supplement dated June 24, 2016 (“Supplement”) to the
Summary Prospectus and Prospectus dated February 29, 2016

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.

Important Notice Regarding Changes to the Principal Investment Strategies, Designation and Operation
of the MainStay Money Market Fund

At a meeting held on June 21-22, 2016, the Board of Trustees of The MainStay Funds (the “Board”) approved the designation and operation of the MainStay Money Market Fund (the “Fund”) as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“1940 Act”). As a “retail money market fund,” effective on or before October 14, 2016, the Fund will adopt, and will work with financial intermediaries to implement, policies and procedures reasonably designed to limit all beneficial owners of the Fund to natural persons.

Effective August 1, 2016, the Fund will be closed to purchases by any new accounts that are not beneficially owned by natural persons. Current accounts that are not beneficially owned by natural persons may continue to purchase shares of the Fund until September 1, 2016.

On or about October 1, 2016, the Fund will begin to redeem any Fund shares held in accounts that are not beneficially owned by natural persons. Shares held in ineligible accounts ( i.e., accounts not beneficially owned by natural persons) will be redeemed at the net asset value per share calculated on the day that the Fund redeems the shares. This Supplement serves as advance notice of the Fund’s intent to make any such involuntary redemptions beginning on or about October 1, 2016. Neither the Fund, the Manager nor the Subadvisor will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

As a retail money market fund, the Fund will be permitted to continue to seek to maintain a stable $1.00 net asset value by using the amortized cost method of valuation. In addition, effective October 14, 2016, the Fund will be subject to the possible imposition of liquidity fees and/or redemption gates on redemptions if the Fund’s weekly liquid assets fall below the regulatory thresholds set forth in Rule 2a-7 because of market conditions or other factors, as further described in this Supplement.

As a result of these changes, effective October 14, 2016, the following modifications to the Summary Prospectus and Prospectus, as applicable, will be made:

1.

The “Principal Investment Strategies” section of the Summary Prospectus and Prospectus with respect to the Fund will be revised by deleting the first paragraph in its entirety and replacing it with the following:

The Fund invests in short-term, high-quality, U.S. dollar-denominated securities that generally mature in 397 days (13 months) or less. The Fund maintains a dollar-weighted average maturity of 60 days or less and maintains a dollar-weighted average life to maturity of 120 days or less. The Fund seeks to maintain a stable $1.00 net asset value per share using the amortized cost method of valuation by operating as a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. As a “retail money market fund,” the Fund may be subject to the implementation of liquidity fees and redemption gates.

2.	The “Principal Risks” section of the Summary Prospectus and Prospectus with respect to the Fund will be revised as follows:

(i)	The risk factor entitled “Stable Net Asset Value Risk” will be deleted in its entirety and replaced with the following:

Stable Net Asset Value Risk: Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. This could occur because of unusual market conditions or a sudden collapse in the creditworthiness of a company once believed to be an issuer of high-quality, short-term securities. The Fund is permitted to, among other things, reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.

(ii)	The risk factor entitled “Money Market Risk” will be deleted in its entirety and replaced with the following:

Money Market Risk: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

(iii)	The risk factor entitled “Money Market Fund Regulatory Risk” will be deleted in its entirety.

Principal Investment Strategies

The Fund invests in short-term, high-quality, U.S. dollar-denominated securities that generally mature in 397 days (13 months) or less. The Fund maintains a dollar-weighted average maturity of 60 days or less and maintains a dollar-weighted average life to maturity of 120 days or less. The Fund seeks to maintain a stable $1.00 net asset value per share using the amortized cost method of valuation by operating as a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. As a “retail money market fund,” the Fund may be subject to the implementation of liquidity fees and redemption gates.

Principal Risks

Stable Net Asset Value Risk: Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. This could occur because of unusual market conditions or a sudden collapse in the creditworthiness of a company once believed to be an issuer of high-quality, short-term securities. The Fund is permitted to, among other things, reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.

Money Market Risk: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.